Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2017	2018
Deferred tax assets:
Net operating losses	$47,840	$56,555
Tax credit carryforward	5,463	6,709
Non qualifying stock options	4,865	7,861
Other	3,774	4,523

Total deferred tax assets	61,942	75,648

Valuation allowance	(56,679)	(70,722)

Deferred tax assets, net of valuation allowance	5,263	4,926

Deferred tax liabilities:
Tangible and intangible assets	(5,263)	(4,926)

Net deferred taxes	$—	$—

Schedule of Reconciliation of effective tax rate of provision for income taxes with federal statutory rate

The effective tax rate of our provision for income taxes differs from the federal statutory rate as follows:

	Year ended December 31,
	2017	2018
Statutory rate	34.0%	21.0%
State tax	1.8	5.5
Stock compensation	(1.7)	0.5
Permanent items	(0.1)	0.5
Credits	2.7	2.7
TCJA change in federal rate	(58.4)	—
Other	(0.7)	0.2
Change in valuation allowance	22.3	(30.3)

Total	0.0%	0.0%

Schedule of Change In Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits during the two years ended December 31, 2017 and 2018 are as follows (in thousands):

Balance at December 31, 2016	$844
Additions in 2017	187

Balance at December 31, 2017	1,031
Additions in 2018	229

Balance at December 31, 2018	$1,260